SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-02383

                        AllianceBernstein Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

         Date of fiscal year end: ALLIANCEBERNSTEIN CORPORATE BOND PORTFOLIO
                                  September 30

                                  ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO October 31

                                  ALLIANCEBERNSTEIN U.S. GOVERNMENT PORTFOLIO
                                  September 30


         Date of reporting period: July 1, 2005 - June 30, 2006

Item 1.  Proxy Voting Record.




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02383
Reporting Period: 07/01/2005 - 06/30/2006
AllianceBernstein Bond Fund, Inc.









============= ALLIANCEBERNSTEIN BOND FUND-CORPORATE BOND PORTFOLIO =============




=========== ALLIANCEBERNSTEIN BOND FUND-INTERMEDIATE BOND PORTFOLIO ============




============ ALLIANCEBERNSTEIN BOND FUND-U.S. GOVERNMENT PORTFOLIO =============

The registrant did not receive any proxy solicitations relating to its portfolio securities and, therefore, did not vote any proxies during the reporting period.


========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  AllianceBernstein Bond Fund, Inc.


                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 29, 2006


*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary